FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Accumulated impairment - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, at April 1	$ 9,176	$ 6,241
Provision for doubtful accounts	5,460	2,722
Amounts written off	(798)	(536)
Recoveries	(611)	(239)
Exchange and other adjustments	2,457	988
Balance, at March 31	$ 15,684	$ 9,176